POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Domestic equity securities	12.00%	11.80%
International equity securities	48.10%	46.70%
Debt securities	39.50%	41.20%
Other - cash	0.40%	0.30%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities	25.00%
Target asset allocation percentage, Other - cash	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	8.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	37.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities		45.00%
Target asset allocation percentage, Other - cash		2.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities		18.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities		67.00%